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VIRTUS GLOBAL OPPORTUNITIES FUND
Virtus Global Opportunities Fund

Virtus Global Opportunities Fund

The Average Annual Total Return table in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by restating the one-year return for Class B Shares as -0.35%.

Investors should retain this supplement with the

Prospectuses for future reference.